UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2001

               (Please read instructions before preparing form.)

If amended report check here: |_|

MATRIX ASSET ADVISORS
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

747 Third Avenue, 31 fl, NY, NY    10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

David A. Katz    212-486-2004               President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


---------------------------------ATTENTION--------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned instutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and the State of NY on the 13 day of Nov, 2000.

                                              MATRIX ASSET ADVISORS, INC.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                      6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

Matrix Asset Advisors, Inc.
FORM 13F
31-Dec-01

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Voting Authority
                                 Title                                                       ---------------------
                                  of       CUSIP       Value    Shares/ Sh/  Put/  Invstmt    Other
Name of Issuer                   Class    Number     (x$1000)   Prn Amt Prn  Call  Dscretn   Managers      Sole   Shared     None
------------------------------------------------------------------------------------------------------------------------------------
3 Com Corp.                       COM   885535104       3286    514975  SH         Sole                   60100             454875
AFLAC, Inc.                       COM   001055102       1293     52650  SH         Sole                    2050              50600
AOL Time Warner                   COM   00184a105        462     14400  SH         Sole                                      14400
Abbott Laboratories               COM   002824100      11140    199822  SH         Sole                   28900             170922
Adaptec Inc.                      COM   00651F108      12820    884120  SH         Sole                  124100             760020
Allstate Corporation              COM   020002101       2953     87637  SH         Sole                    3250              84387
American Express Co.              COM   025816109       9197    257698  SH         Sole                   15700             241998
American Home Products, Inc.      COM   026609107       1318     21475  SH         Sole                                      21475
American International Group I    COM   026874107      22793    287065  SH         Sole                   10400             276665
American Power Conversion         COM   029066107      12483    863275  SH         Sole                  125600             737675
Ametek, Inc.                      COM   031100100        214      6700  SH         Sole                                       6700
Amgen                             COM   031162100        223      3945  SH         Sole                                       3945
Automatic Data Processing         COM   053015103        508      8633  SH         Sole                                       8633
BP PLC - ADR                      COM   055622104        308  6617.557  SH         Sole                                   6617.557
Bank One Corporation              COM   06423a103       4676    119754  SH         Sole                    4500             115254
Bank of America Corp.             COM   060505104      24284    385774  SH         Sole                   37750             348024
Bank of New York                  COM   064057102       4269    104634  SH         Sole                    3900             100734
Bausch & Lomb                     COM   071707103       5451    144751  SH         Sole                   18250             126501
Bellsouth Corp.                   COM   079860102        484  12676.07  SH         Sole                                   12676.07
Belvedere Resources, Ltd.         COM   080903107          4     10000  SH         Sole                                      10000
Berkshire Hathaway - Class B      COM   084670207       1954       774  SH         Sole                      26                748
Biomet                            COM   090613100        487     15750  SH         Sole                                      15750
Boston Scientific                 COM   101137107      17568    728346  SH         Sole                  106150             622196
Bristol-Myers                     COM   110122108       1069  20961.26  SH         Sole                                   20961.26
CVS Corp.                         COM   126650100       3458    116832  SH         Sole                   29350              87482
Capital One Finance Corp.         COM   14040h105        950     17615  SH         Sole                     650              16965
CenturyTel Inc.                   COM   156700106      12754    388833  SH         Sole                   55900             332933
Charles Schwab Corp.              COM   808513105       1037     67025  SH         Sole                    2400              64625
Chubb Corp.                       COM   171232101       1824     26428  SH         Sole                     750              25678
Cisco Systems Inc                 COM   17275R102        459     25322  SH         Sole                                      25322
Citigroup                         COM   172967101      34415    681765  SH         Sole                   43550             638215
Claire's Stores                   COM   179584107       7711    510685  SH         Sole                   90400             420285
Coca Cola                         COM   191216100       1329     28194  SH         Sole                                      28194
Comerica Bank                     COM   200340107      15499  270484.8  SH         Sole                   33300           237184.8
Compaq Computer                   COM   204493100       6964    713537  SH         Sole                   90400             623137
Computer Sciences Corp.           COM   205363104      10872    221960  SH         Sole                   32550             189410
Countrywide Credit Inds. Inc.     COM   222372104        555     13550  SH         Sole                     500              13050
Dow Chemical                      COM   260543103        352     10428  SH         Sole                                      10428
Electronic Data Systems           COM   285661104       9618    140307  SH         Sole                   17725             122582
Exxon Mobil Corporation           COM   30231g102       2423  61644.19  SH         Sole                                   61644.19
FedEx Corp                        COM   31428X106       4842     93330  SH         Sole                   17400              75930
Federal Natl. Mortgage Assn.      COM   313586109      14413    181293  SH         Sole                    6450             174843
First Data Corp.                  COM   319963104       9415    120010  SH         Sole                   12400             107610
First Place Financial Corp.       COM   33610t109        422     26775  SH         Sole                                      26775
Fleet Boston Financial Corp       COM   339030108      15092  413488.1  SH         Sole                   53150           360338.1
Franklin Resources Inc.           COM   354613101       1097     31100  SH         Sole                    1150              29950
Freddie Mac                       COM   313400301       8844    135231  SH         Sole                   19500             115731
Gap Inc.                          COM   364760108       8927  640372.2  SH         Sole                  111100           529272.2
General Electric Co.              COM   369604103       4846  120899.3  SH         Sole                                   120899.3
Goldman Sachs Group, Inc.         COM   38141G104       2525     27220  SH         Sole                    1000              26220
Guidant Corp.                     COM   401698105       6642    133380  SH         Sole                   18950             114430
H.J. Heinz Company                COM   423074103       9895    240635  SH         Sole                   38300             202335
Hartford Financial Services Gr    COM   416515104       1806     28740  SH         Sole                    1050              27690
Hewlett-Packard Inc.              COM   428236103      12336    600575  SH         Sole                   89600             510975
Household International           COM   441815107       2767     47751  SH         Sole                    1800              45951
Intel Corporation                 COM   458140100       1546  49158.39  SH         Sole                                   49158.39
International Business Machine    COM   459200101        801      6625  SH         Sole                                       6625
Interpublic Group                 COM   460690100       7887    266988  SH         Sole                   43550             223438
J. P. Morgan Chase & Co.          COM   46625H100      19746    543231  SH         Sole                   57350             485881
Jefferson-Pilot Corp.             COM   475070108        896     19362  SH         Sole                     750              18612
John Hancock Financial Service    COM   41014s106       1331     32224  SH         Sole                    1250              30974
Johnson & Johnson                 COM   478160104       7103  120183.6  SH         Sole                   22300           97883.65
Knight Trading Group Inc.         COM   499063105      10577    959795  SH         Sole                  133200             826595
Leggett & Platt Inc.              COM   524660107       6150    267410  SH         Sole                   48800             218610
Lehman Brothers                   COM   524908100       1916     28680  SH         Sole                    1100              27580
Liberty Media Corp - A            COM   530718105        304     21726  SH         Sole                                      21726
Lincoln National Corp.            COM   534187109       1008     20750  SH         Sole                     800              19950
Lucent Technologies               COM   549463107       7469   1185594  SH         Sole                  175800            1009794
M&T Bank                          COM   55261F104        364      5000  SH         Sole                                       5000
MBIA Inc.                         COM   55262C100       1062     19810  SH         Sole                     762              19048
MBNA Corp.                        COM   55262L100       3167     89985  SH         Sole                    3350              86635
MGIC Investment Corp.             COM   552848103        539      8725  SH         Sole                     350               8375
Manpower Inc.                     COM   56418H100      10787    319985  SH         Sole                   44600             275385
Marsh & McLennan Cos Inc          COM   571748102       2474     23025  SH         Sole                     800              22225
Mellon Financial Corp.            COM   58551a108       2183     58035  SH         Sole                    2200              55835
Merck & Co., Inc.                 COM   589331107       7210  122612.5  SH         Sole                    8400           114212.5
Merrill Lynch & Co.               COM   590188108       4765     91415  SH         Sole                    3400              88015
MetLife Inc.                      COM   59156r108       2670     84290  SH         Sole                    3200              81090
Microsoft Corporation             COM   594918104       1644     24812  SH         Sole                                      24812
Minnesota Mining and Manufactu    COM   604059105        372      3150  SH         Sole                                       3150
Morgan Stanley Dean Witter & C    COM   617446448      17516    313128  SH         Sole                   36150             276978
Motorola Inc                      COM   620076109       7126    474434  SH         Sole                   54100             420334
National City Corp                COM   635405103       1844     63073  SH         Sole                    2300              60773
Novellus Systems                  COM   670008101      13457    341112  SH         Sole                   50700             290412
Office Depot Inc.                 COM   676220106      11671    629508  SH         Sole                   61150             568358
Orbit International Corp          COM   685559304         96     36666  SH         Sole                                      36666
Orthodontix Inc.                  COM   68750q101          9     38000  SH         Sole                                      38000
PNC Bank Corp                     COM   693475105       2603     46325  SH         Sole                    1725              44600
Pelican Financial Inc.            COM   705808103         90     16000  SH         Sole                                      16000
Pfizer, Inc.                      COM   717081103       1106     27755  SH         Sole                                      27755
Pharmacia Corporation             COM   71713u102       7540    176783  SH         Sole                   16205             160578
Pricesmart                        COM   741511109        282      8050  SH         Sole                                       8050
Providian Corp.                   COM   74406A102        110     30915  SH         Sole                    1000              29915
Roxio, Inc.                       COM   780008108       3996    241454  SH         Sole                   46248             195206
Royal Dutch Petr.                 COM   780257804        216      4400  SH         Sole                                       4400
SBC Communications Corp.          COM   78387G103        293      7483  SH         Sole                                       7483
Sara Lee Corporation              COM   803111103        609     27400  SH         Sole                                      27400
Schering Plough                   COM   806605101      12555    350606  SH         Sole                   57450             293156
Schlumberger Ltd.                 COM   806857108      14791    269180  SH         Sole                   42200             226980
Sky Financial Group Inc.          COM   83080p103        382     18760  SH         Sole                                      18760
Snap-On-Tools                     COM   833034101        212      6300  SH         Sole                                       6300
SouthTrust Corp.                  COM   844730101       1405     56950  SH         Sole                    2100              54850
Sprint Corp. (Fon Group)          COM   852061100      11875    591395  SH         Sole                   85200             506195
St. Paul Co.                      COM   792860108       1595     36280  SH         Sole                    1375              34905
Stilwell Financial Inc.           COM   860831106        824     30275  SH         Sole                    1150              29125
Sun Microsystems Inc.             COM   866810104        277     22490  SH         Sole                                      22490
Suntrust Banks Inc.               COM   867914103       2341     37337  SH         Sole                    1400              35937
Symbol Technologies, Inc.         COM   871508107      14300    900500  SH         Sole                  132500             768000
Textron Inc.                      COM   883203101        287      6915  SH         Sole                                       6915
U.S. Bancorp                      COM   902973304       4302    205552  SH         Sole                    7700             197852
Unumprovident Corp.               COM   91529Y106        767     28925  SH         Sole                    1150              27775
Verizon Communications            COM   92343v104       2037  42921.92  SH         Sole                                   42921.92
Vyrex Corp.                       COM   9.29E+105          6     23000  SH         Sole                                      23000
Wachovia Corp.                    COM   929903102      10967    349700  SH         Sole                   33100             316600
Wal-Mart Stores, Inc.             COM   931142103        828     14380  SH         Sole                                      14380
Walt Disney Company               COM   254687106       5891  284329.7  SH         Sole                   47700           236629.7
Washington Mutual Inc.            COM   939322103       4227    129255  SH         Sole                    4900             124355
Wells Fargo Company               COM   949746101       9959    229105  SH         Sole                    8100             221005
Bradford & Bingley PLC                  G1288A101         42     10000  SH         Sole                                      10000
E-Kong Group Ltd.                       G2952Q109          1    250000  SH         Sole                                     250000
FEOCII Subscription Agreement           8324009            0    100000  SH         Sole                                     100000
Gulf International Minerals (C          402290100          5     20000  SH         Sole                                      20000
Tyrus Group (Church) Units              8324008            0     42547  SH         Sole                                      42547
Tyrus Group (Clearfield) Units          8324007            0     99277  SH         Sole                                      99277
Tyrus Group Units                       8324003            0    100000  SH         Sole                                     100000
Tyrus Group Units                       8324004            0    100000  SH         Sole                                     100000
Tyrus Group Units                       8324005            0     75000  SH         Sole                                      75000
Vanguard Bond Index                     921937108       1258  124016.4  SH         Sole                                   124016.4
REPORT SUMMARY                      128 DATA RECORDS  627001            0     OTHER MANAGERS ON WHOSE BEHALF REPO  RT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.